Note 5 - Premises and Equipment - Summary of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Premises and equipment, gross	$ 32,134	$ 28,829
Less accumulated depreciation	10,294	9,488
Premises and equipment, net	21,840	19,341
Land and Land Improvements [Member]
Premises and equipment, gross	4,081	4,069
Building [Member]
Premises and equipment, gross	20,831	17,596
Equipment [Member]
Premises and equipment, gross	$ 7,222	$ 7,164